Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Revenue and Expense Recognized for Advertising Barter Transactions	The amount of revenue and expense recognized for advertising barter transactions is as follows:

	2020	2019	2018
Net revenues	$8,088	$9,636	$8,955
Direct advertising expenses	$3,971	$3,982	$3,633
General and administrative expenses	$3,144	$4,986	$4,758